Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other non-current assets [abstract]
Summary of other non-current assets

	Intangible assets	Long-term prepaid expense	Investment deposits	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 1 January 2021
Cost	85,908	1,069,157	—	1,155,065
Accumulated amortization	(71,139)	(658,967)	—	(730,106)

Net book amount	14,769	410,190	—	424,959

Year ended 31 December 2021
Opening net book amount	14,769	410,190	—	424,959
Additions	—	657,465	—	657,465
Charge for the year	(2,925)	(291,692)	—	(294,617)

Closing net book amount	11,844	775,963	—	787,807

As at 31 December 2021
Cost	85,908	1,726,622	—	1,812,530
Accumulated amortization	(74,064)	(950,659)	—	(1,024,723)

Net book amount	11,844	775,963	—	787,807

Year ended 31 December 2022
Opening net book amount	11,844	775,963	—	787,807
Additions	—	268,474	50,000	318,474
Charge for the year	(2,924)	(267,957)	—	(270,881)

Closing net book amount	8,920	776,480	50,000	835,400

As at 31 December 2022
Cost	85,908	1,995,096	50,000	2,131,004
Accumulated amortization	(76,988)	(1,218,616)	—	(1,295,604)

Net book amount	8,920	776,480	50,000	835,400